Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010

Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.

The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class C, Class I, Class R and Class R5 shares is hereby replaced with the following:

 Average Annual Total Returns

Since
inception
(for periods ended December 31, 2010)	1 year	(7/15/09)
Columbia Asia Pacific ex-Japan Fund:
Class R5* — before taxes	+15.66%	+27.61%
Class R5* — after taxes on distributions	+15.64%	+27.51%
Class R5* — after taxes on distributions and redemption of fund shares	+10.43%	+23.67%
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)** (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
	+18.13%	+33.56%
MSCI All Country Asia Pacific Ex-Japan Index (Gross)** (reflects no deduction for fees, expenses or taxes)	+18.42%	+33.94%
Lipper Pacific Region Ex-Japan Funds Index (reflects no deduction for fees or taxes)	+22.42%	+33.30%

*	The returns shown are for Class R5 shares which are not subject to a sales charge. Class A, Class C, Class I and Class R shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected for Class A, Class C and Class R shares in the Class R5 share returns, the returns shown for Class R5 shares for all periods would be lower. If differences in class-related expenses were reflected for Class I shares in the Class R5 share returns, the returns shown for Class R5 for all periods would be higher.

**	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns

Since
inception
(for periods ended December 31, 2010)	1 year	(7/15/09)
Columbia Asia Pacific ex-Japan Fund:
Class R5* — before taxes	+15.66%	+27.61%
Class R5* — after taxes on distributions	+15.64%	+27.51%
Class R5* — after taxes on distributions and redemption of fund shares	+10.43%	+23.67%
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)** (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
	+18.13%	+33.56%
MSCI All Country Asia Pacific Ex-Japan Index (Gross)** (reflects no deduction for fees, expenses or taxes)	+18.42%	+33.94%
Lipper Pacific Region Ex-Japan Funds Index (reflects no deduction for fees or taxes)	+22.42%	+33.30%

*	The returns shown are for Class R5 shares. Class Z shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class R5 share returns), the returns shown for Class R5 shares for all periods would be higher.

**	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

S-6532-5 A (9/11)